Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfers (b)	December 31, 2024

Cost
Maintenance materials and parts (a)		2,036,144	332,469	(191,944)	(43,654)	2,133,015
Equipment		195,810	21,356	(5,124)	818	212,860
Aircraft, engines and simulators (a)		593,953	323,056	(533,279)	552	384,282
Improvements		555,412	59,848	(24,445)	69,809	660,624
Maintenance (a)		44,016	75,692	(34,551)	—	85,157
Others		29,231	2,877	(3,606)	—	28,502
Construction in progress		96,095	64,822	(65,582)	(36,021)	59,314
Advance payments for acquisition of aircraft		298,040	738,334	—	—	1,036,374
		3,848,701	1,618,454	(858,531)	(8,496)	4,600,128
Depreciation
Maintenance materials and parts (a)	8%	(785,204)	(164,285)	53,518	—	(895,971)
Equipment	13%	(120,860)	(25,310)	4,685	—	(141,485)
Aircraft, engines and simulators (a)	7%	(271,104)	(39,385)	64,084	—	(246,405)
Improvements	12%	(188,987)	(68,273)	23,752	—	(233,508)
Maintenance (a)	27%	(19,616)	(12,101)	5,686	—	(26,031)
Others	8%	(23,289)	(2,482)	3,597	—	(22,174)
		(1,409,060)	(311,836)	155,322	—	(1,565,574)

Property and equipment		2,439,641	1,306,618	(703,209)	(8,496)	3,034,554
Impairment		(143,790)	—	143,790	—	—
Total property and equipment, net		2,295,851	1,306,618	(559,419)	(8,496)	3,034,554

(a)Such balances refer to the “Aircraft” line disclosed on December 31, 2023.
(b)The transfer balances are between the groups “Right - of - use assets” and “Intangible".

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfers (b)	December 31, 2023

Cost
Aircraft (a)		2,656,771	388,247	(392,148)	21,243	2,674,113
Improvements		524,075	104,167	(97,188)	24,358	555,412
Equipment and facilities		222,482	30,296	(56,968)	—	195,810
Others		32,205	2,340	(5,314)	—	29,231
Construction in progress		44,243	88,991	(13,984)	(23,155)	96,095
Advance payments for acquisition of aircraft		109,487	192,399	—	(3,846)	298,040
		3,589,263	806,440	(565,602)	18,600	3,848,701
Depreciation
Aircraft (a)	9%	(965,066)	(230,143)	119,285	—	(1,075,924)
Improvements	14%	(214,411)	(71,643)	97,067	—	(188,987)
Equipment and facilities	11%	(151,732)	(25,139)	56,011	—	(120,860)
Others	8%	(25,888)	(2,715)	5,314	—	(23,289)
		(1,357,097)	(329,640)	277,677	—	(1,409,060)
Property and equipment		2,232,166	476,800	(287,925)	18,600	2,439,641
Impairment		(279,077)	—	135,287	—	(143,790)
Total property and equipment, net		1,953,089	476,800	(152,638)	18,600	2,295,851

(a)Includes aircraft, engines, simulators and flight equipment.
(b)Transfer balances are between the groups “Property and equipment”, “Right-of-use assets” and “Intangible”